Share-based Payments (Details 5) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options issued under ESOP	1,343,500	59,975	522,665